OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-current Assets

(in thousands of $)	2018	2017
Mark-to-market interest rate swaps valuation (see note 23)	15,815	11,937
Other non-current assets	2,342	2,990
	18,157	14,927